financial instruments - Fair Values Derivatives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 CAD ($) $ / $	Dec. 31, 2018 CAD ($) $ / $
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 10,000,000	$ 49,000,000
Current Liabilities, Fair value and carrying value	$ 5,000,000	$ 9,000,000
Derivatives | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Hedge ratio	100.00%	100.00%
Current Asset derivatives
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 10,000,000	$ 49,000,000
Current Asset derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2020	2019
Current Assets, Notional amount	$ 155,000,000	$ 414,000,000
Current Assets, Fair value and carrying value	$ 2,000,000	$ 25,000,000
Rate | $ / $	1.29	1.28
Current Asset derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2019	2019
Current Assets, Notional amount	$ 53,000,000	$ 74,000,000
Current Assets, Fair value and carrying value	$ 2,000,000	$ 1,000,000
Rate | $ / $	1.31	1.36
Current Asset derivatives | Other market risk | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date	2019	2019
Current Assets, Notional amount	$ 66,000,000	$ 63,000,000
Current Assets, Fair value and carrying value	6,000,000	2,000,000
Price	$ 45.53	$ 45.46
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2019
Current Assets, Notional amount		$ 761,000,000
Current Assets, Fair value and carrying value		$ 21,000,000
Rate | $ / $		1.33
Other Long-Term Asset derivatives
Disclosure of detailed information about financial instruments
Other Long-Term Assets, Fair value and carrying value	$ 2,000,000	$ 54,000,000
Other Long-Term Asset derivatives | Other market risk | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date	2020
Price	$ 48.71
Other Long-Term Assets, Notional amount	67,000,000
Other Long-Term Assets, Fair value and carrying value	$ 2,000,000
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2048
Rate | $ / $		1.28
Other Long-Term Assets, Notional amount		$ 3,134,000,000
Other Long-Term Assets, Fair value and carrying value		54,000,000
Current Liabilities derivatives
Disclosure of detailed information about financial instruments
Current Liabilities, Fair value and carrying value	$ 5,000,000	$ 9,000,000
Current Liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2020	2019
Rate | $ / $	1.32	1.36
Current Liabilities, Notional amount	$ 287,000,000	$ 11,000,000
Current Liabilities, Fair value and carrying value	$ 3,000,000
Current Liabilities derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2019
Rate		1.36
Current Liabilities, Notional amount		$ 18,000,000
Current Liabilities derivatives | Other market risk | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2019
Rate | $ / $		47.39
Current Liabilities, Notional amount		$ 2,000,000
Current Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2019	-
Current Assets, Notional amount	$ 296,000,000
Current Assets, Fair value and carrying value	$ 2,000,000
Rate | $ / $	1.31
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | GOC 2.14% 10-year term note
Disclosure of detailed information about financial instruments
Interest rate on borrowings		2.40%
Debt instrument term		10 years
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | GOC 2.40% 10-year term note
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2019
Current Liabilities, Notional amount		$ 250,000,000
Current Liabilities, Fair value and carrying value		$ 9,000,000
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date	2020	2019
Current Assets, Notional amount	$ 8,000,000	$ 8,000,000
Rate | $ / $	2.64	2.64
Other Long-Term Liabilities derivatives
Disclosure of detailed information about financial instruments
Other Long-Term Liabilities, Fair value and carrying value	$ 94,000,000	$ 6,000,000
Other Long-Term Liabilities derivatives | Other market risk | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2020
Rate | $ / $		48.71
Other Long-Term Liabilities, Notional amount		$ 67,000,000
Other Long-Term Liabilities, Fair value and carrying value		$ 3,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2049	2027
Rate | $ / $	1.30	1.33
Other Long-Term Liabilities, Notional amount	$ 5,614,000,000	$ 991,000,000
Other Long-Term Liabilities, Fair value and carrying value	90,000,000	2,000,000
Spread included in fair value of derivative instruments	$ 36,000,000	$ 29,000,000
Other Long-Term Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	2022
Rate | $ / $	2.64	2.64
Other Long-Term Liabilities, Notional amount	$ 135,000,000	$ 145,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 4,000,000	$ 1,000,000